UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 4906

Dreyfus State Municipal Bond Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	4/30/15

Dreyfus State

Municipal Bond Funds,

Dreyfus Connecticut Fund

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
23	Financial Highlights
28	Notes to Financial Statements
38	Report of Independent Registered Public Accounting Firm
39	Important Tax Information
40	Board Members Information
42	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Connecticut Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Connecticut Fund, a series of Dreyfus State Municipal Bond Funds, covering the 12-month period from May 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds gained a degree of value over the reporting period despite a sustained domestic economic recovery. Developments in overseas markets — including plummeting oil prices and ongoing economic concerns in Europe, Japan, and China —sparked a flight to quality among global investors, who turned away from foreign sovereign bonds in favor of U.S. assets. In addition, aggressively accommodative monetary policies in Europe and Japan made yields of U.S. fixed-income securities relatively attractive. Consequently, intensifying demand put downward pressure on U.S. bond yields, including municipal bonds, over much of the reporting period. This trend reversed in early 2015 when investors began to anticipate higher short-term interest rates in the United States, but long-term bond yields soon moderated amid reports of weaker-than-expected U.S. GDP growth for the first quarter of the year.

We remain optimistic regarding the long-term outlook for the U.S. economy generally and municipal bonds in particular. Labor markets have continued to strengthen, oil prices are stabilizing, and foreign currency exchange rates have become less volatile. Meanwhile, credit conditions have continued to improve for most states and municipalities, and demand remains strong from investors seeking tax-advantaged investment income. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2014 through April 30, 2015, as provided by Daniel Barton and Jeffrey Burger, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended April 30, 2015, Class A shares of Dreyfus Connecticut Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of 4.72%, Class C shares returned 3.84%, Class I shares returned 4.97%, Class Y shares returned 4.89%, and Class Z shares returned 4.85%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Connecticut, achieved a total return of 4.80% for the same period.2

Municipal bonds rallied over the reporting period when long-term interest rates continued to fall. The fund produced returns that were roughly in line with its benchmark, as favorable security selections were balanced by the general underper-formance of Connecticut bonds compared to national averages.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and Connecticut state income taxes, without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Connecticut state income taxes.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among the market’s various sectors, such as the pre-refunded, general obligation and revenue sectors, based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Falling Long-Term Rates Supported Bond Prices

Long-term interest rates generally fell during the reporting period, defying expectations that an expanding domestic economy would drive bond yields higher. Global investors seeking more competitive yields from sovereign bonds than were available overseas flocked to investments in the United States, and robust demand put downward pressure on yields of U.S. fixed-income securities. However, this trend began to reverse late in the reporting period, when longer term interest rates drifted higher amid stronger-than-expected employment data and expectations of higher short-term interest rates.

Municipal bonds continued to benefit from favorable supply-and-demand dynamics due to strong demand from individual investors seeking competitive levels of tax-exempt income. On a national level, higher issuance volumes over the opening months of 2015 were readily absorbed by these investors.

The sustained U.S. economic rebound resulted in better underlying credit conditions for most municipal bond issuers. Connecticut has lagged the national recovery, and the state government has struggled with lower-than-expected tax revenues, a large debt burden, and a poorly funded pension system.

Interest Rate and Selection Strategies Boosted Returns

Compared to its benchmark, the fund’s modestly long average duration more fully captured the benefits of falling long-term interest rates and narrowing yield differences along the market’s maturity spectrum over the reporting period. Our security selection strategy also proved effective, including overweighted exposure to BBB-rated revenue-backed bonds and an underweighted position in lower yielding general obligation and escrowed bonds.The fund achieved especially strong results from revenue bonds backed by hospitals, industrial development projects, and the state’s settlement of litigation with U.S. tobacco companies.

On the other hand, laggards for the reporting period included higher quality revenue bonds and an underweighted position in bonds backed by airports. Although exposure to Puerto Rico bonds dampened relative results early in the reporting period, we soon eliminated the fund’s position and reallocated the proceeds to better performing securities.

4

A Bias toward Higher Yielding Securities

We remain optimistic regarding the prospects for municipal bonds as the U.S. economic recovery has gained traction and national credit conditions generally have continued to improve. Although the national supply of newly issued municipal bonds recently has increased, we currently expect robust investor demand to continue to absorb additional issuance. Finally, we anticipate that the Federal Reserve Board will begin to raise short-term interest rates sometime during the second half of 2015. We expect market volatility to increase as the inflection point approaches, but we note that inflation has remained subdued and tax-exempt bonds historically have tended to be less sensitive than U.S. Treasury securities to rising interest rates. Therefore, as of the reporting period’s end, we have maintained a constructive interest-rate positioning, and we have retained our focus on longer term revenue bonds with strong income characteristics.

May 15, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1

Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z, ClassY, and Class I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Connecticut residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

Capital gains, if any, are taxable.
2

SOURCE: LIPPER INC.—Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

                                                     Years Ended 4/30

Comparison of change in value of $10,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund Class A shares, Class C shares, Class I shares and Class Y shares and the Barclays Municipal Bond Index

† Source: Lipper Inc.
The total return figures presented for Class I shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 12/15/08 (the inception date for Class I shares), not reflecting the applicable sales load for
Class A shares.
The total return figures presented for Class Y shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 9/3/13 (the inception date for Class Y shares), not reflecting the applicable sales load for Class A shares.

Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and ClassY shares of
Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund on 4/30/05 to a $10,000 investment made in the
Barclays Municipal Bond Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund invests primarily in Connecticut municipal securities and its performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.
Performance for Class Z shares will vary from the performance of Class A, Class C, Class I and ClassY shares shown above due to differences in charges and expenses.The Index is not limited to investments principally in Connecticut municipal obligations.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-
term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 4/30/15
	Inception					From
	Date	1	Year	5 Years	10 Years	Inception
Class A shares
with maximum sales charge (4.5%)	5/28/87	0.00%		2.84%	3.19%	—
without sales charge	5/28/87	4.72%		3.80%	3.67%	—
Class C shares
with applicable redemption charge †	8/15/95	2.84%		3.01%	2.89%	—
without redemption	8/15/95	3.84%		3.01%	2.89%	—
Class I shares	12/15/08	4.97%		4.06%	3.84%††	—
Class Y shares	9/3/13	4.89%		3.88%††	3.71%††	—
Class Z shares	5/30/07	4.85%		4.02%	—	4.05%
Barclays Municipal Bond Index	5/31/07	4.80%		4.75%	4.63%	4.91	%†††

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
The total return performance figures presented for Class I shares of the fund reflect the performance of the fund’s
Class A shares for the period prior to 12/15/08 (the inception date for Class I shares), not reflecting the applicable sales load for Class A shares.
The total return performance figures presented for Class Y shares of the fund reflect the performance of the fund’s
Class A shares for the period prior to 9/3/13 (the inception date for Class Y shares), not reflecting the applicable sales load for Class A shares.
The Index date is based on the life of Class Z shares. For comparative purposes, the value of the Index as of
5/31/07 is used as the beginning value on 5/30/07 (the inception date for Class Z shares).

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.54	$8.36	$3.34	$3.14	$3.49
Ending value (after expenses)	$1,011.50	$1,007.70	$1,012.70	$1,012.70	$1,011.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.56	$8.40	$3.36	$3.16	$3.51
Ending value (after expenses)	$1,020.28	$1,016.46	$1,021.47	$1,021.67	$1,021.32

† Expenses are equal to the fund’s annualized expense ratio of .91% for Class A, 1.68% for Class C, .67% for Class
I, .63% for Class Y and .70% for Class Z, multiplied by the average account value over the period, multiplied by
181/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
April 30, 2015

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.1%	Rate (%)	Date	Amount ($)	Value ($)
Connecticut—93.3%
Connecticut,
GO	5.00	4/15/24	2,500,000	2,773,325
Connecticut,
GO	5.00	3/1/26	5,000,000	5,930,350
Connecticut,
GO	5.00	11/1/27	5,000,000	5,805,000
Connecticut,
GO	5.00	11/1/27	2,000,000	2,243,000
Connecticut,
GO	5.00	11/1/28	3,000,000	3,364,500
Connecticut,
GO	5.00	11/1/28	5,000,000	5,785,350
Connecticut,
GO	5.00	11/1/31	2,500,000	2,842,100
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	12/1/21	5,000,000	5,993,950
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	11/1/22	5,000,000	5,850,750
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	10/1/24	2,730,000	3,295,874
Connecticut,
State Revolving Fund General
Revenue	5.00	1/1/19	2,275,000	2,589,678
Connecticut,
State Revolving Fund General
Revenue	5.00	1/1/23	1,250,000	1,480,187
Connecticut,
State Revolving Fund General
Revenue	5.00	3/1/24	1,195,000	1,444,492
Connecticut,
State Revolving Fund General
Revenue	5.00	7/1/24	2,145,000	2,566,428

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project) (Prerefunded)	5.25	12/1/15	1,765,000	[a]	1,834,665
Connecticut Development Authority,
PCR (The Connecticut Light and
Power Company Project)	4.38	9/1/28	3,900,000		4,249,752
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	4,500,000		5,161,185
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project) (Insured;
XLCA)	5.10	9/1/37	6,550,000		6,756,915
Connecticut Health and Educational
Facilities Authority, Revenue
(Ascension Health Senior
Credit Group)	5.00	11/15/40	10,000,000		11,080,500
Connecticut Health and Educational
Facilities Authority, Revenue
(Bridgeport Hospital Issue)	5.00	7/1/25	3,625,000		4,181,619
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/25	1,340,000		1,483,568
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/27	1,420,000		1,566,317
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/34	4,000,000		4,384,120
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/35	2,000,000		2,232,660
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/40	2,500,000		2,765,825

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Greenwich Academy Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	3/1/32	10,880,000	13,863,731
Connecticut Health and Educational
Facilities Authority, Revenue
(Hartford HealthCare Issue)	5.00	7/1/27	3,265,000	3,775,091
Connecticut Health and Educational
Facilities Authority, Revenue
(Hartford HealthCare Issue)	5.00	7/1/32	1,000,000	1,092,110
Connecticut Health and Educational
Facilities Authority, Revenue
(Hartford HealthCare Issue)	5.00	7/1/41	2,000,000	2,183,040
Connecticut Health and Educational
Facilities Authority, Revenue
(Hartford HealthCare Issue)	5.00	7/1/45	2,500,000	2,725,625
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)
(Insured; AMBAC)	5.25	7/1/28	1,760,000	2,246,675
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/19	1,000,000	1,089,640
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/33	5,000,000	5,624,650
Connecticut Health and Educational
Facilities Authority, Revenue
(Sacred Heart University Issue)	5.38	7/1/31	1,000,000	1,089,570
Connecticut Health and Educational
Facilities Authority, Revenue
(Salisbury School Issue)
(Insured; Assured Guaranty Corp.)	5.00	7/1/33	5,000,000	5,486,650

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Stamford Hospital Issue)	5.00	7/1/30	6,750,000		7,480,417
Connecticut Health and Educational
Facilities Authority, Revenue
(The William W. Backus
Hospital Issue) (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.25	7/1/18	2,000,000	[a]	2,269,540
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Assured Guaranty
Corp.)	5.25	7/1/36	2,500,000		2,608,525
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/35	5,000,000		5,696,200
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/39	6,500,000		7,405,060
Connecticut Health and Educational
Facilities Authority, Revenue
(Western Connecticut Health
Network Issue)	5.38	7/1/41	1,000,000		1,116,400
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale New Haven Health Issue)	5.00	7/1/27	3,960,000		4,646,110
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.00	7/1/40	5,000,000		5,525,750
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital
Issue) (Prerefunded)	5.75	7/1/20	4,000,000	[a]	4,880,360
Connecticut Health and Educational
Facilities Authority, State
Supported Child Care Revenue	5.00	7/1/25	1,490,000		1,693,936

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; National Public
Finance Guarantee Corp.)	4.50	11/15/20	1,510,000	1,512,612
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; National Public
Finance Guarantee Corp.)	4.80	11/15/22	2,805,000	2,891,983
Connecticut Higher Education
Supplemental Loan Authority,
State Supported Revenue
(Connecticut Health and
Educational Facilities
Authority Loan Program)	5.00	11/15/21	1,450,000	1,675,910
Connecticut Higher Education
Supplemental Loan Authority,
State Supported Revenue
(Connecticut Health and
Educational Facilities
Authority Loan Program)	5.00	11/15/22	1,400,000	1,621,480
Connecticut Higher Education
Supplemental Loan Authority,
State Supported Revenue
(Connecticut Health and
Educational Facilities
Authority Loan
Program)	5.00	11/15/23	1,400,000	1,622,894
Connecticut Municipal Electric
Energy Cooperative, Power
Supply System Revenue	5.00	1/1/38	3,000,000	3,340,800
Connecticut Municipal Electric
Energy Cooperative,
Transmission Services Revenue	5.00	1/1/22	1,505,000	1,796,955

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Resources Recovery
Authority, RRR (American
Ref-Fuel Company of
Southeastern Connecticut
Project)	5.50	11/15/15	1,000,000	1,011,990
Connecticut Resources Recovery
Authority, RRR (American
Ref-Fuel Company of
Southeastern Connecticut
Project)	5.50	11/15/15	3,250,000	3,300,635
Connecticut Transmission Municipal
Electric Energy Cooperative,
Transmission System Revenue	5.00	1/1/42	3,000,000	3,333,300
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/20	7,000,000	7,067,690
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue	5.00	8/15/26	700,000	828,989
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue	5.00	8/15/27	1,250,000	1,466,750
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue	5.00	8/15/29	1,500,000	1,737,675
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	11/15/37	1,800,000	1,991,952
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/35	25,000	25,578

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.00	11/15/15	5,000,000	[a]	5,129,050
Hartford,
GO (Escrowed to Maturity)	5.00	4/1/17	1,325,000		1,436,101
Hartford,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	4/1/22	255,000	[a]	310,136
Hartford County Metropolitan
District, Clean Water Project
Revenue	5.00	4/1/31	3,510,000		3,980,796
Hartford County Metropolitan
District, Clean Water Project
Revenue (Green Bonds)	5.00	11/1/42	2,000,000		2,282,420
Hartford Stadium Authority,
LR	5.00	2/1/36	2,500,000		2,708,500
Meriden,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/16	2,090,000		2,211,220
New Britain,
GO (Insured; Assured Guaranty
Corp.)	5.00	4/1/24	4,500,000		5,511,285
New Haven,
GO	5.00	3/1/17	1,425,000		1,522,955
New Haven,
GO (Insured; Assured Guaranty
Corp.)	5.00	3/1/29	1,000,000		1,064,450
Norwalk,
GO	5.00	7/15/24	1,000,000		1,210,260
South Central Connecticut Regional
Water Authority, Water System
Revenue	5.00	8/1/27	3,000,000		3,494,040

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
South Central Connecticut Regional
Water Authority, Water System
Revenue	5.00	8/1/31	3,940,000		4,442,311
South Central Connecticut Regional
Water Authority, Water System
Revenue	5.00	8/1/32	1,370,000		1,539,743
South Central Connecticut Regional
Water Authority, Water System
Revenue	5.00	8/1/33	1,500,000		1,682,745
South Central Connecticut Regional
Water Authority, Water System
Revenue	5.00	8/1/39	1,500,000		1,701,825
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/24	2,000,000		2,487,880
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/31	2,000,000		2,194,620
Stamford,
GO	5.00	7/1/21	4,410,000		5,309,111
University of Connecticut,
GO	5.00	2/15/25	1,000,000		1,130,980
University of Connecticut,
GO	5.00	2/15/27	1,000,000		1,127,090
University of Connecticut,
GO	5.00	2/15/28	1,000,000		1,124,100
University of Connecticut,
Special Obligation Student Fee
Revenue	5.00	11/15/24	5,000,000		6,023,850
U.S. Related—4.8%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	3,000,000		2,984,070
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,000,000	[b]	940,440

16

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000	1,100,850
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds (Escrowed
to Maturity)	5.45	5/15/16	1,445,000	1,519,403
Virgin Islands Port Authority,
Marine Revenue	5.00	9/1/44	2,000,000	2,164,160
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	5,000,000	5,629,750

Total Investments (cost $271,361,902)			98.1%	289,352,524
Cash and Receivables (Net)			1.9%	5,457,887
Net Assets			100.0%	294,810,411

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Education	23.0	City	3.0
Health Care	17.5	Asset-Backed	1.3
Utility-Water and Sewer	13.0	Transportation Services	1.1
State/Territory	9.7	Lease	.9
Special Tax	6.8	Housing	.8
Prerefunded	5.9	Resource Recovery	.3
Utility-Electric	5.1	Other	4.8
Industrial	4.9		98.1

† Based on net assets.

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS Puttable Floating Option
Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015

				Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			271,361,902		289,352,524
Cash					4,722,470
Interest receivable					4,043,309
Prepaid expenses					30,027
					298,148,330
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					212,529
Payable for investment securities purchased					2,752,500
Payable for shares of Beneficial Interest redeemed					296,352
Accrued expenses					76,538
					3,337,919
Net Assets ($)					294,810,411
Composition of Net Assets ($):
Paid-in capital					285,397,321
Accumulated net realized gain (loss) on investments					(8,577,532)
Accumulated net unrealized appreciation (depreciation)
on investments					17,990,622
Net Assets ($)					294,810,411

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	173,909,495	11,360,584	7,407,663	2,506,307	99,626,362
Shares Outstanding	14,643,763	958,088	623,753	211,036	8,390,382
Net Asset Value
Per Share ($)	11.88	11.86	11.88	11.88	11.87
See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS

Year Ended April 30, 2015

Investment Income ($):
Interest Income	11,340,781
Expenses:
Management fee—Note 3(a)	1,664,502
Shareholder servicing costs—Note 3(c)	634,544
Distribution fees—Note 3(b)	84,516
Professional fees	80,206
Registration fees	57,874
Custodian fees—Note 3(c)	26,317
Prospectus and shareholders’ reports	15,776
Trustees’ fees and expenses—Note 3(d)	12,396
Loan commitment fees—Note 2	2,927
Miscellaneous	37,182
Total Expenses	2,616,240
Less—reduction in fees due to earnings credits—Note 3(c)	(115)
Net Expenses	2,616,125
Investment Income—Net	8,724,656
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(693,123)
Net unrealized appreciation (depreciation) on investments	5,974,235
Net Realized and Unrealized Gain (Loss) on Investments	5,281,112
Net Increase in Net Assets Resulting from Operations	14,005,768

See notes to financial statements.

20

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2015	2014 [a]

Operations ($):
Investment income—net	8,724,656	10,752,545
Net realized gain (loss) on investments	(693,123)	(7,436,065)
Net unrealized appreciation
(depreciation) on investments	5,974,235	(15,677,500)
Net Increase (Decrease) in Net Assets
Resulting from Operations	14,005,768	(12,361,020)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(5,116,972)	(6,573,801)
Class C	(232,903)	(297,369)
Class I	(226,461)	(304,394)
Class Y	(68,701)	(23)
Class Z	(3,075,979)	(3,565,069)
Net realized gain on investments:
Class A	—	(50,303)
Class C	—	(2,854)
Class I	—	(2,057)
Class Z	—	(25,651)
Total Dividends	(8,721,016)	(10,821,521)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	3,887,665	5,324,116
Class C	1,337,345	375,521
Class I	3,655,037	3,914,881
Class Y	3,158,622	1,000
Class Z	3,628,510	2,417,423
Dividends reinvested:
Class A	4,005,593	5,161,909
Class C	185,817	239,380
Class I	153,061	156,025
Class Y	18,234	—
Class Z	2,387,424	2,819,578
Cost of shares redeemed:
Class A	(25,290,073)	(47,553,467)
Class C	(1,271,663)	(5,216,090)
Class I	(4,510,047)	(7,324,431)
Class Y	(722,750)	—
Class Z	(8,793,179)	(14,274,615)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(18,170,404)	(53,958,770)
Total Increase (Decrease) in Net Assets	(12,885,652)	(77,141,311)
Net Assets ($):
Beginning of Period	307,696,063	384,837,374
End of Period	294,810,411	307,696,063

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS (continued)

		Year Ended April 30,
	2015	2014 [a]
Capital Share Transactions:
Class Ab
Shares sold	326,752	458,722
Shares issued for dividends reinvested	336,874	448,131
Shares redeemed	(2,134,739)	(4,132,210)
Net Increase (Decrease) in Shares Outstanding	(1,471,113)	(3,225,357)
Class Cb
Shares sold	113,014	32,337
Shares issued for dividends reinvested	15,649	20,808
Shares redeemed	(107,464)	(450,254)
Net Increase (Decrease) in Shares Outstanding	21,199	(397,109)
Class Ic
Shares sold	308,629	337,569
Shares issued for dividends reinvested	12,860	13,519
Shares redeemed	(383,373)	(641,315)
Net Increase (Decrease) in Shares Outstanding	(61,884)	(290,227)
Class Yc
Shares sold	270,384	89.69
Shares issued for dividends reinvested	1,528	—
Shares redeemed	(60,966)	—
Net Increase (Decrease) in Shares Outstanding	210,946	89.69
Class Z
Shares sold	304,667	210,048
Shares issued for dividends reinvested	200,814	244,829
Shares redeemed	(739,096)	(1,244,898)
Net Increase (Decrease) in Shares Outstanding	(233,615)	(790,021)

a Effective September 3, 2013, the fund commenced offering Class Y shares.
b During the period ended April 30, 2014, 16,378 Class C shares representing $201,623 were exchanged for
16,365 Class A shares.
c During the period ended April 30, 2015, 238,227 Class I shares representing $2,782,497 were exchanged for
238,227 Class Y shares.

See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,
Class A Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	11.67	12.39	12.23	11.32	11.68
Investment Operations:
Investment income—net[a]	.34	.37	.38	.44	.45
Net realized and unrealized
gain (loss) on investments	.21	(.72)	.19	.91	(.36)
Total from Investment Operations	.55	(.35)	.57	1.35	.09
Distributions:
Dividends from investment income—net	(.34)	(.37)	(.38)	(.44)	(.45)
Dividends from net realized
gain on investments	—	(.00)[b]	(.03)	—	—
Total Distributions	(.34)	(.37)	(.41)	(.44)	(.45)
Net asset value, end of period	11.88	11.67	12.39	12.23	11.32
Total Return (%)[c]	4.72	(2.72)	4.74	12.07	.75
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.92	.90	.90	.91	.91
Ratio of net expenses
to average net assets	.92	.90	.90	.91	.91
Ratio of net investment income
to average net assets	2.83	3.21	3.10	3.69	3.90
Portfolio Turnover Rate	8.44	9.50	19.13	13.77	17.05
Net Assets, end of period ($ x 1,000)	173,909	188,117	239,626	227,398	215,132

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class C Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	11.66	12.37	12.21	11.30	11.66
Investment Operations:
Investment income—net[a]	.25	.28	.29	.35	.36
Net realized and unrealized
gain (loss) on investments	.20	(.71)	.19	.91	(.36)
Total from Investment Operations	.45	(.43)	.48	1.26	—
Distributions:
Dividends from investment income—net	(.25)	(.28)	(.29)	(.35)	(.36)
Dividends from net realized
gain on investments	—	(.00)[b]	(.03)	—	—
Total Distributions	(.25)	(.28)	(.32)	(.35)	(.36)
Net asset value, end of period	11.86	11.66	12.37	12.21	11.30
Total Return (%)[c]	3.84	(3.39)	3.94	11.25	(.01)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.68	1.67	1.66	1.67	1.67
Ratio of net expenses
to average net assets	1.68	1.67	1.66	1.67	1.66
Ratio of net investment income
to average net assets	2.07	2.43	2.34	2.94	3.14
Portfolio Turnover Rate	8.44	9.50	19.13	13.77	17.05
Net Assets, end of period ($ x 1,000)	11,361	10,920	16,502	15,823	16,322

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.

See notes to financial statements.

24

		Year Ended April 30,
Class I Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	11.67	12.39	12.22	11.31	11.68
Investment Operations:
Investment income—net[a]	.36	.40	.41	.46	.48
Net realized and unrealized
gain (loss) on investments	.22	(.72)	.21	.92	(.37)
Total from Investment Operations	.58	(.32)	.62	1.38	.11
Distributions:
Dividends from investment income—net	(.37)	(.40)	(.42)	(.47)	(.48)
Dividends from net realized
gain on investments	—	(.00)[b]	(.03)	—	—
Total Distributions	(.37)	(.40)	(.45)	(.47)	(.48)
Net asset value, end of period	11.88	11.67	12.39	12.22	11.31
Total Return (%)	4.97	(2.48)	5.09	12.38	.92
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.67	.65	.64	.65	.63
Ratio of net expenses
to average net assets	.67	.65	.63	.65	.63
Ratio of net investment income
to average net assets	3.08	3.45	3.34	3.90	4.16
Portfolio Turnover Rate	8.44	9.50	19.13	13.77	17.05
Net Assets, end of period ($ x 1,000)	7,408	8,004	12,092	12,999	6,309

a Based on average shares outstanding.
b Amount represents less than $.01 per share.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

	Year Ended April 30,
Class Y Shares	2015	2014	[a]
Per Share Data ($):
Net asset value, beginning of period	11.68	11.15
Investment Operations:
Investment income—net[b]	.39	.26
Net realized and unrealized
gain (loss) on investments	.18	.53
Total from Investment Operations	.57	.79
Distributions:
Dividends from investment income—net	(.37)	(.26)
Net asset value, end of period	11.88	11.68
Total Return (%)	4.89	7.16	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65	.63	[d]
Ratio of net expenses to average net assets	.65	.63	[d]
Ratio of net investment income
to average net assets	3.07	3.45	[d]
Portfolio Turnover Rate	8.44	9.50
Net Assets, end of period ($ x 1,000)	2,506	1

a From September 3, 2013 (commencement of initial offering) to April 30, 2014.
b Based on average shares outstanding.
c Not annualized.
d Annualized.

See notes to financial statements.

26

		Year Ended April 30,
Class Z Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	11.67	12.39	12.22	11.31	11.67
Investment Operations:
Investment income—net[a]	.36	.40	.41	.46	.48
Net realized and unrealized
gain (loss) on investments	.20	(.72)	.20	.91	(.37)
Total from Investment Operations	.56	(.32)	.61	1.37	.11
Distributions:
Dividends from investment income—net	(.36)	(.40)	(.41)	(.46)	(.47)
Dividends from net realized
gain on investments	—	(.00)[b]	(.03)	—	—
Total Distributions	(.36)	(.40)	(.44)	(.46)	(.47)
Net asset value, end of period	11.87	11.67	12.39	12.22	11.31
Total Return (%)	4.85	(2.50)	5.04	12.31	.97
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70	.69	.69	.71	.70
Ratio of net expenses
to average net assets	.70	.69	.69	.71	.70
Ratio of net investment income
to average net assets	3.04	3.43	3.32	3.89	4.11
Portfolio Turnover Rate	8.44	9.50	19.13	13.77	17.05
Net Assets, end of period ($ x 1,000)	99,626	100,654	116,617	114,892	106,076

a Based on average shares outstanding.
b Amount represents less than $.01 per share.

See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company currently offering three series, including the Dreyfus Connecticut Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Connecticut state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, ClassY and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share generally only to shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

28

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

30

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	289,352,524	—	289,352,524

† See Statement of Investments for additional detailed categorizations.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

32

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended April 30, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2015, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $381,451, accumulated capital losses $8,580,314 and unrealized appreciation $17,993,404.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2015.The fund has $2,418,390 of short-term capital losses and $6,161,924 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2015 and April 30, 2014 were as follows: tax-exempt income $8,696,233 and $10,743,671, and ordinary income $24,783 and $77,850, respectively.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended April 30, 2015, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments and dividend reclassification, the fund decreased accumulated undistributed investment income-net by $3,640, decreased accumulated net realized gain (loss) on investments by $27,127 and increased paid-in-capital by $30,767. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2015, the Distributor retained $3,199 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2015, Class C shares were charged $84,516 pursuant to the Distribution Plan.

34

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2015, Class A and Class C shares were charged $451,703 and $28,172, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets. The services provided may include personal services relating to shareholders accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended April 30, 2015, Class Z shares were charged $44,165 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2015,

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

the fund was charged $61,147 for transfer agency services and $2,620 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $115.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2015, the fund was charged $26,317 pursuant to the custody agreement.

The fund compensates The Bank of NewYork Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended April 30, 2015, the fund was charged $1,936 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended April 30, 2015, the fund was charged $10,103 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $134,718, Distribution Plan fees $7,109, Shareholder Services Plan fees $46,461, custodian fees $9,263, Chief Compliance Officer fees $3,682 and transfer agency fees $11,296.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

36

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2015, amounted to $25,095,871 and $40,956,864, respectively.

At April 30, 2015, the cost of investments for federal income tax purposes was $271,359,120; accordingly, accumulated net unrealized appreciation on investments was $17,993,404, consisting of $18,558,516 gross unrealized appreciation and $565,112 gross unrealized depreciation.

The Fund 37

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund (one of the series comprising Dreyfus State Municipal Bond Funds) as of April 30, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund at April 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 26, 2015

38

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended April 30, 2015 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are Connecticut residents, Connecticut personal income taxes), except $24,783 that is being reported as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2015 calendar year on Form 1099-DIV which will be mailed in early 2016.

The Fund 39

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

  CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)

No. of Portfolios for which Board Member Serves: 148

———————

Francine J. Bovich (63)
Board Member (2012)

Principal Occupation During Past 5 Years:

  Trustee,The Bradley Trusts, private trust funds (2011-present)

  Managing Director, Morgan Stanley Investment Management (1993-2010)

Other Public Company Board Membership During Past 5 Years:

• Annaly Capital Management, Inc., Board Member (May 2014-present)

No. of Portfolios for which Board Member Serves: 84

———————

Peggy C. Davis (72)
Board Member (1990)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 52

———————

Diane Dunst (75)
Board Member (2007)

Principal Occupation During Past 5 Years:

• President of Huntting House Antiques (1999-present)

No. of Portfolios for which Board Member Serves: 14

40

Nathan Leventhal (72)
Board Member (1989)

Principal Occupation During Past 5 Years:

  President Emeritus of Lincoln Center for the Performing Arts (2001-present)

  Chairman of the Avery-Fisher Artist Program (1997-2014)

  Commissioner, NYC Planning Commission (2007-2011)

Other Public Company Board Membership During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 52

———————

Robin A. Melvin (51)
Board Member (2012)

Principal Occupation During Past 5 Years:

  Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; served as a board member since 2013)

  Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 116

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Ernest Kafka, Emeritus Board Member
Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

The Fund 41

OFFICERS OF THE FUND (Unaudited)

42

The Fund 43

OFFICERS OF THE FUND (Unaudited) (continued)

44

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2015 MBSC Securities Corporation

Dreyfus State

Municipal Bond Funds,

Dreyfus Massachusetts Fund

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
18	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Changes in Net Assets
22	Financial Highlights
25	Notes to Financial Statements
34	Report of Independent Registered Public Accounting Firm
35	Important Tax Information
36	Board Members Information
38	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Massachusetts Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Massachusetts Fund, a series of Dreyfus State Municipal Bond Funds covering the 12-month period from May
1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a
Discussion of Fund Performance on the pages that follow.

Municipal bonds gained a degree of value over the reporting period despite a sustained domestic economic recovery. Developments in overseas markets — including plum-
meting oil prices and ongoing economic concerns in Europe, Japan, and China —
sparked a flight to quality among global investors, who turned away from foreign sov-
ereign bonds in favor of U.S. assets. In addition, aggressively accommodative monetary policies in Europe and Japan made yields of U.S. fixed-income securities relatively attractive. Consequently, intensifying demand put downward pressure on U.S. bond yields, including municipal bonds, over much of the reporting period. This trend reversed in early 2015 when investors began to anticipate higher short-term interest rates in the United States, but long-term bond yields soon moderated amid reports of weaker-than-expected U.S. GDP growth for the first quarter of the year.

We remain optimistic regarding the long-term outlook for the U.S. economy generally and municipal bonds in particular. Labor markets have continued to strengthen, oil prices are stabilizing, and foreign currency exchange rates have become less volatile.
Meanwhile, credit conditions have continued to improve for most states and munici-
palities, and demand remains strong from investors seeking tax-advantaged investment income. As always, we urge you to discuss these observations with your financial advi-
sor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2014 through April 30, 2015, as provided by Thomas Casey and Daniel Rabasco, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended April 30, 2015, Class A shares of Dreyfus Massachusetts Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of 4.50%, Class C shares returned 3.70%, and Class Z shares returned 4.74%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Massachusetts, achieved a total return of 4.80% for the same period.2

Municipal bonds generally rallied over the reporting period when long-term interest rates continued to fall. The fund’s Class Z shares produced returns that were roughly in line with its benchmark, as favorable security selections were balanced by the general lack of availability of longer term Massachusetts bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and Massachusetts state income taxes, without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Massachusetts state income taxes. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus.The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among the market’s various sectors, such as the pre-refunded, general obligation, and revenue sectors, based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Falling Long-Term Rates Supported Bond Prices

Long-term interest rates generally fell during the reporting period, defying expectations that an expanding domestic economy would drive bond yields higher. Global investors seeking more competitive yields from sovereign bonds than were available overseas flocked to higher yielding investments in the United States, and robust demand put downward pressure on yields of U.S. fixed-income securities. However, this trend began to reverse late in the reporting period, when longer term interest rates drifted higher amid stronger-than-expected employment data and expectations of higher short-term interest rates.

Municipal bonds continued to benefit from favorable supply-and-demand dynamics during the reporting period due to strong demand from individual investors seeking competitive levels of tax-exempt income. On a national level, higher issuance volumes over the opening months of 2015 were readily absorbed by these investors.

The sustained U.S. economic rebound resulted in better underlying credit conditions for most municipal bond issuers. Massachusetts’ diverse economic base has participated fully in the national recovery. The Commonwealth possesses a strong and diversified economy, strong wealth levels and historically strong financial management. Massachusetts has also taken steps to reduce its pension liabilities.

Interest Rate and Selection Strategies Boosted Returns

The fund’s duration management strategy remained biased toward longer term securities that more fully captured the benefits of falling long-term interest rates and narrowing yield differences along the market’s maturity spectrum. However, a dearth of issuance of Massachusetts bonds with 20- to 30-year maturities resulted in a focus on maturities in the 10- to 20-year range, which limited the fund’s participation in the municipal bond market rally.

Our security selection strategy proved more effective, including overweighted exposure to revenue-backed bonds and an underweighted position in lower yielding general obligation and escrowed bonds. The fund achieved especially strong results from hospital and special tax revenue bonds. On the other hand, laggards included higher quality revenue bonds from education institutions, which comprise a substantial portion of the state’s annual revenue bond issuance.

4

A Bias toward Higher Yielding Securities

We remain optimistic regarding the prospects for municipal bonds as the U.S. and Massachusetts economic recoveries have gained traction.Although the national supply of newly issued municipal bonds recently has increased, the supply of new Massachusetts bonds has remained relatively sparse amid robust investor demand. Finally, we anticipate that the Federal Reserve Board will begin to raise short-term interest rates sometime during the second half of 2015.While market volatility may increase, we note that inflation has remained subdued and tax-exempt bonds historically have tended to be less sensitive than U.S.Treasury securities to rising interest rates. As of the reporting period’s end, the fund’s interest-rate positioning was just slightly longer than that of the benchmark index as we continued to take advantage of the income offered by longer maturities on the steep municipal yield curve. We also have continued to focus on revenue bonds that exhibit both strong income characteristics and the potential for price appreciation.

May 15, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class
Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
2 SOURCE: LIPPER INC.—Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

Comparison of change in value of $10,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund Class A shares and Class C shares and the Barclays Municipal Bond Index

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A and Class C shares of Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund on 4/30/05 to a $10,000 investment made in the Barclays Municipal Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund invests primarily in Massachusetts municipal securities and its performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses for Class A and Class C shares. Performance for Class Z shares will vary from the performance of Class A and Class C shares shown above due to differences in charges and expenses.The Index is not limited to investments principally in Massachusetts municipal obligations.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 4/30/15

	Inception
	Date	1	Year	5 Years	10 Years
Class A shares
with maximum sales charge (4.5%)	5/28/87	-0.19%		3.02%	3.27%
without sales charge	5/28/87	4.50%		3.97%	3.75%
Class C shares
with applicable redemption charge †	8/15/95	2.70%		3.18%	2.96%
without redemption	8/15/95	3.70%		3.18%	2.96%
Class Z shares	10/20/04	4.74%		4.19%	3.96%
Barclays Municipal Bond Index		4.80%		4.75%	4.63%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.73	$8.55	$3.59
Ending value (after expenses)	$1,009.00	$1,005.10	$1,011.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.76	$8.60	$3.61
Ending value (after expenses)	$1,020.08	$1,016.27	$1,021.22

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.72% for Class C and .72% for
Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
April 30, 2015

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.1%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts—92.2%
Boston Housing Authority,
Capital Program Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	1,900,000		2,103,243
Cambridge,
GO (Municipal Purpose Loan)	5.00	2/15/21	1,765,000		2,110,905
Massachusetts,
Federal Highway GAN
(Accelerated Bridge Program)	5.00	6/15/23	1,325,000		1,600,083
Massachusetts,
GO	5.00	8/1/22	2,000,000		2,431,780
Massachusetts,
GO	5.25	8/1/22	2,650,000		3,266,947
Massachusetts,
GO	5.25	8/1/23	1,000,000		1,246,820
Massachusetts,
GO	0.72	11/1/25	5,000,000	[a]	4,900,250
Massachusetts,
GO (Consolidated Loan)	5.50	8/1/20	1,000,000		1,205,270
Massachusetts,
GO (Insured; AMBAC)	5.50	8/1/30	1,750,000		2,252,355
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	2,500,000		3,120,175
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	1/1/23	3,000,000		3,650,160
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/34	2,500,000		2,788,700
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)	7.00	3/1/21	425,000		516,260
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)
(Escrowed to Maturity)	7.00	3/1/21	270,000		292,421

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/21	1,000,000		1,202,900
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.50	7/1/24	1,140,000		1,462,825
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/27	3,000,000		3,877,110
Massachusetts Clean Energy
Cooperative Corporation,
Massachusetts Clean Energy
Cooperative Revenue	5.00	7/1/24	2,580,000		3,098,193
Massachusetts College Building
Authority, Project Revenue	5.00	5/1/27	2,000,000		2,346,040
Massachusetts College Building
Authority, Project Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Escrowed to Maturity)	0.00	5/1/26	5,385,000	[b]	4,078,545
Massachusetts College Building
Authority, Project Revenue
(Insured; XLCA)	5.50	5/1/28	1,450,000		1,769,058
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	4,000,000		4,530,400
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	1,000,000		1,061,060
Massachusetts Development Finance
Agency, Revenue (Baystate
Medical Center Issue)	5.00	7/1/34	1,475,000		1,652,723
Massachusetts Development Finance
Agency, Revenue (Berklee
College of Music Issue)	5.00	10/1/31	1,000,000		1,114,120
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/26	1,250,000		1,426,975

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/29	1,475,000		1,679,007
Massachusetts Development Finance
Agency, Revenue (Children’s
Hospital Issue)	5.00	10/1/33	4,000,000		4,532,720
Massachusetts Development Finance
Agency, Revenue (Milton
Academy Issue)	5.00	9/1/30	2,000,000		2,303,260
Massachusetts Development Finance
Agency, Revenue (Noble and
Greenough School Issue)	5.00	4/1/21	600,000		705,516
Massachusetts Development Finance
Agency, Revenue (North Hill
Communities Issue)	6.50	11/15/43	2,000,000	[c]	2,178,880
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/32	2,000,000		2,295,340
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/39	2,000,000		2,211,460
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.38	7/1/41	4,000,000		4,521,120
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue)	5.00	7/1/30	1,000,000		1,065,940
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.50	1/1/22	1,500,000		1,730,865
Massachusetts Development Finance
Agency, Revenue (UMass
Memorial Issue)	5.50	7/1/31	500,000		555,470
Massachusetts Development Finance
Agency, Revenue (Wheelock
College Issue)	5.25	10/1/37	2,500,000		2,675,600
Massachusetts Development Finance
Agency, Revenue (Whitehead
Institute for Biomedical
Research Issue)	5.00	6/1/23	1,350,000		1,605,893

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)
(Prerefunded)	5.00	8/1/16	2,000,000	[d]	2,113,880
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue E)
(Insured; AMBAC)	4.70	1/1/27	3,870,000		3,944,884
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue I)	5.00	1/1/25	1,500,000		1,691,025
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue K)	5.25	7/1/29	1,905,000		2,093,252
Massachusetts Health and
Educational Facilities
Authority, Revenue (Dana
Farber Cancer Institute Issue)	5.25	12/1/27	1,000,000		1,127,450
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/24	2,350,000		2,755,422
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and Ear
Infirmary Issue)	5.00	7/1/20	1,000,000		1,114,090
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and Ear
Infirmary Issue)	5.38	7/1/35	1,000,000		1,090,130
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.25	7/1/33	4,000,000		5,313,440

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Partners HealthCare
System Issue)	5.00	7/1/19	1,000,000		1,147,040
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Partners HealthCare
System Issue)	5.25	7/1/29	1,000,000		1,147,510
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Partners HealthCare
System Issue)	5.00	7/1/47	2,805,000		3,015,627
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)
(Prerefunded)	5.00	7/1/17	1,145,000	[d]	1,251,725
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.00	7/1/24	1,000,000		1,165,980
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Tufts University Issue)	5.50	8/15/18	1,625,000		1,857,229
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)
(Prerefunded)	5.38	8/15/18	3,000,000	[d]	3,423,690
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	1,895,000		1,907,469

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue
(UMass Memorial Issue)	5.00	7/1/33	1,070,000	1,076,142
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Wheaton College Issue)	5.00	1/1/30	2,405,000	2,608,655
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/28	2,000,000	2,008,080
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	12/1/37	2,130,000	2,131,342
Massachusetts Housing Finance
Agency, Housing Revenue	5.20	12/1/37	1,905,000	1,934,794
Massachusetts Port Authority,
Revenue	5.00	7/1/25	1,500,000	1,793,070
Massachusetts Port Authority,
Revenue	5.00	7/1/25	2,500,000	3,035,550
Massachusetts Port Authority,
Revenue	5.00	7/1/27	5,475,000	6,355,161
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/21	6,610,000	7,937,024
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/22	2,000,000	2,435,720
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	4,000,000	4,536,800
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/25	2,000,000	2,361,160
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/21	1,405,000	1,548,816

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/26	1,875,000		2,053,894
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	95,000	[d]	104,695
Metropolitan Boston Transit
Parking Corporation,
Systemwide Senior Lien
Parking Revenue	5.00	7/1/24	1,320,000		1,525,511
U.S. Related—5.9%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	1,465,000		1,479,635
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	1,245,000		1,238,389
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	[b]	391,850
Guam,
Business Privilege Tax
Revenue	5.13	1/1/42	1,000,000		1,092,760
Guam,
Hotel Occupancy Tax Revenue	5.00	11/1/17	1,000,000		1,091,400
Puerto Rico Commonwealth,
Public Improvement
GO (Insured; National
Public Finance Guarantee
Corp.)	6.00	7/1/27	1,000,000		1,049,410
Virgin Islands Port Authority,
Marine Revenue	5.00	9/1/44	1,500,000		1,623,120

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	2,500,000	2,814,875
Total Investments (cost $165,222,591)			98.1%	177,554,085
Cash and Receivables (Net)			1.9%	3,352,569
Net Assets			100.0%	180,906,654

a Variable rate security—interest rate subject to periodic change.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, this security was valued at $2,178,880 or 1.2% of net assets.
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Education	24.5	Utility-Water and Sewer	2.2
Health Care	15.6	Asset-Backed	1.7
Transportation Services	15.0	Utility-Electric	1.7
Special Tax	14.1	Industrial	1.0
State/Territory	8.1	Other	2.4
Prerefunded	7.3
Housing	4.5		98.1

† Based on net assets.

16

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage
Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS Puttable Floating Option
Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

The Fund 17

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		165,222,591	177,554,085
Cash			1,533,362
Interest receivable			2,160,913
Prepaid expenses			21,851
			181,270,211
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			119,376
Payable for shares of Beneficial Interest redeemed			170,631
Accrued expenses			73,550
			363,557
Net Assets ($)			180,906,654
Composition of Net Assets ($):
Paid-in capital			172,816,764
Accumulated net realized gain (loss) on investments			(4,241,604)
Accumulated net unrealized appreciation
(depreciation) on investments			12,331,494
Net Assets ($)			180,906,654

Net Asset Value Per Share
	Class A	Class C	Class Z
Net Assets ($)	35,089,501	1,751,863	144,065,290
Shares Outstanding	3,002,089	149,775	12,326,781
Net Asset Value Per Share ($)	11.69	11.70	11.69

See notes to financial statements.

18

STATEMENT OF OPERATIONS

Year Ended April 30, 2015

Investment Income ($):
Interest Income	6,702,488
Expenses:
Management fee—Note 3(a)	1,012,344
Shareholder servicing costs—Note 3(c)	225,445
Professional fees	67,620
Registration fees	37,036
Distribution fees—Note 3(b)	20,493
Custodian fees—Note 3(c)	18,017
Prospectus and shareholders’ reports	12,448
Trustees’ fees and expenses—Note 3(d)	9,248
Loan commitment fees—Note 2	1,633
Miscellaneous	31,533
Total Expenses	1,435,817
Less—reduction in fees due to earnings credits—Note 3(c)	(87)
Net Expenses	1,435,730
Investment Income—Net	5,266,758
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	222,905
Net unrealized appreciation (depreciation) on investments	2,913,687
Net Realized and Unrealized Gain (Loss) on Investments	3,136,592
Net Increase in Net Assets Resulting from Operations	8,403,350
See notes to financial statements.

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2015	2014
Operations ($):
Investment income—net	5,266,758	6,187,960
Net realized gain (loss) on investments	222,905	(4,533,005)
Net unrealized appreciation (depreciation) on
investments	2,913,687	(6,673,162)
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,403,350	(5,018,207)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(932,699)	(1,104,168)
Class C	(52,272)	(82,511)
Class Z	(4,268,473)	(4,986,152)
Net realized gain on investments:
Class A	—	(70,499)
Class C	—	(7,437)
Class Z	—	(303,076)
Total Dividends	(5,253,444)	(6,553,843)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	2,876,670	2,659,515
Class C	48,089	107,573
Class Z	3,960,449	2,962,502
Dividends reinvested:
Class A	770,369	963,509
Class C	19,028	33,663
Class Z	3,445,201	4,290,516
Cost of shares redeemed:
Class A	(3,204,747)	(8,959,668)
Class C	(1,525,209)	(1,160,029)
Class Z	(13,683,815)	(21,485,839)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(7,293,965)	(20,588,258)
Total Increase (Decrease) in Net Assets	(4,144,059)	(32,160,308)
Net Assets ($):
Beginning of Period	185,050,713	217,211,021
End of Period	180,906,654	185,050,713

20

		Year Ended April 30,
	2015	2014
Capital Share Transactions:
Class Aa
Shares sold	244,447	231,390
Shares issued for dividends reinvested	65,771	85,175
Shares redeemed	(273,976)	(791,421)
Net Increase (Decrease) in Shares Outstanding	36,242	(474,856)
Class Ca
Shares sold	4,126	9,505
Shares issued for dividends reinvested	1,624	2,977
Shares redeemed	(128,428)	(102,146)
Net Increase (Decrease) in Shares Outstanding	(122,678)	(89,664)
Class Z
Shares sold	338,931	259,223
Shares issued for dividends reinvested	294,180	379,387
Shares redeemed	(1,172,443)	(1,904,101)
Net Increase (Decrease) in Shares Outstanding	(539,332)	(1,265,491)

a During the period ended April 30, 2014, 19,810 Class C shares representing $238,914 were exchanged for
19,843 Class A shares.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,
Class A Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	11.49	12.11	11.94	11.05	11.44
Investment Operations:
Investment income—net[a]	.31	.35	.36	.41	.43
Net realized and unrealized
gain (loss) on investments	.20	(.60)	.17	.94	(.33)
Total from Investment Operations	.51	(.25)	.53	1.35	.10
Distributions:
Dividends from investment income—net	(.31)	(.35)	(.36)	(.41)	(.43)
Dividends from net realized
gain on investments	—	(.02)	(.00)[b]	(.05)	(.06)
Total Distributions	(.31)	(.37)	(.36)	(.46)	(.49)
Net asset value, end of period	11.69	11.49	12.11	11.94	11.05
Total Return (%)[c]	4.50	(1.96)	4.51	12.40	.94
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95	.93	.93	.95	.94
Ratio of net expenses
to average net assets	.95	.93	.93	.95	.94
Ratio of net investment income
to average net assets	2.69	3.07	2.97	3.56	3.84
Portfolio Turnover Rate	8.90	9.72	14.28	11.44	15.03
Net Assets, end of period ($ x 1,000)	35,090	34,082	41,675	39,705	36,232

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.

See notes to financial statements.

22

		Year Ended April 30,
Class C Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	11.50	12.12	11.95	11.06	11.45
Investment Operations:
Investment income—net[a]	.24	.26	.27	.32	.35
Net realized and unrealized
gain (loss) on investments	.18	(.60)	.17	.94	(.33)
Total from Investment Operations	.42	(.34)	.44	1.26	.02
Distributions:
Dividends from investment income—net	(.22)	(.26)	(.27)	(.32)	(.35)
Dividends from net realized
gain on investments	—	(.02)	(.00)[b]	(.05)	(.06)
Total Distributions	(.22)	(.28)	(.27)	(.37)	(.41)
Net asset value, end of period	11.70	11.50	12.12	11.95	11.06
Total Return (%)[c]	3.70	(2.71)	3.72	11.54	.20
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.71	1.70	1.69	1.71	1.68
Ratio of net expenses
to average net assets	1.71	1.70	1.69	1.71	1.68
Ratio of net investment income
to average net assets	2.00	2.31	2.21	2.79	3.09
Portfolio Turnover Rate	8.90	9.72	14.28	11.44	15.03
Net Assets, end of period ($ x 1,000)	1,752	3,134	4,390	4,054	3,377

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class Z Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	11.49	12.11	11.94	11.05	11.44
Investment Operations:
Investment income—net[a]	.34	.37	.38	.44	.46
Net realized and unrealized
gain (loss) on investments	.20	(.60)	.17	.94	(.33)
Total from Investment Operations	.54	(.23)	.55	1.38	.13
Distributions:
Dividends from investment income—net	(.34)	(.37)	(.38)	(.44)	(.46)
Dividends from net realized
gain on investments	—	(.02)	(.00)[b]	(.05)	(.06)
Total Distributions	(.34)	(.39)	(.38)	(.49)	(.52)
Net asset value, end of period	11.69	11.49	12.11	11.94	11.05
Total Return (%)	4.74	(1.76)	4.73	12.64	1.16
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.72	.73	.72	.74	.73
Ratio of net expenses
to average net assets	.72	.73	.72	.74	.73
Ratio of net investment income
to average net assets	2.92	3.28	3.18	3.78	4.05
Portfolio Turnover Rate	8.90	9.72	14.28	11.44	15.03
Net Assets, end of period ($ x 1,000)	144,065	147,836	171,146	166,251	153,513

a Based on average shares outstanding.
b Amount represents less than $.01 per share.

See notes to financial statements.

24

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company currently offering three series, including the Dreyfus Massachusetts Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Massachusetts state income tax, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

26

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	177,554,085	—	177,554,085
† See Statement of Investments for additional detailed categorizations.

At April 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recog-

28

nized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended April 30, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2015, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $105,329, accumulated capital losses $4,310,100 and unrealized appreciation $12,399,990.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2015. The fund has $843,152 of short-term capital losses and $3,466,948 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2015 and April 30, 2014 were as follows: tax-exempt income $5,230,017 and $6,173,182, ordinary income $23,427 and $0, and long-term capital gains $0 and $380,661, respectively.

During the period ended April 30, 2015, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments and dividend reclassification, the fund decreased accumulated undistributed investment income-net by $13,314, decreased accumulated net realized gain (loss) on investments by $15,265 and increased paid-in capital by $28,579. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In con-

30

nection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2015, the Distributor retained $1,135 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2015, Class C shares were charged $20,493 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2015, Class A and Class C shares were charged $86,776 and $6,831, respectively, pursuant to the Shareholder Services Plan.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended April 30, 2015, Class Z shares were charged $59,963 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2015, the fund was charged $44,406 for transfer agency services and $1,980 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $87.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2015, the fund was charged $18,017 pursuant to the custody agreement.

32

The fund compensates The Bank of NewYork Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended April 30, 2015, the fund was charged $1,494 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended April 30, 2015, the fund was charged $10,103 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates‚“ in the Statement of Assets and Liabilities consist of: management fees $82,373, Distribution Plan fees $1,086, Shareholder Services Plan fees $17,642, custodian fees $5,905, Chief Compliance Officer fees $3,682 and transfer agent fees $8,688.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2015, amounted to $16,081,981 and $21,539,276, respectively.

At April 30, 2015, the cost of investments for federal income tax purposes was $165,154,095; accordingly, accumulated net unrealized appreciation on investments was $12,399,990, consisting of $12,821,031 gross unrealized appreciation and $421,041 gross unrealized depreciation.

The Fund 33

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus State Municipal Bond Funds,
Dreyfus Massachusetts Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund (one of the series comprising Dreyfus State Municipal Bond Funds) as of April 30, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund at April 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 26, 2015

34

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended April 30, 2015 as “exempt-interest dividends‚“ (not subject to regular federal income tax, and for individuals who are Massachusetts residents, Massachusetts personal income taxes), except $23,427 that is being reported as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2015 calendar year on Form 1099-DIV which will be mailed in early 2016.

The Fund 35

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

  CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)

No. of Portfolios for which Board Member Serves: 148

———————

Francine J. Bovich (63)
Board Member (2012)

Principal Occupation During Past 5 Years:

  Trustee,The Bradley Trusts, private trust funds (2011-present)

  Managing Director, Morgan Stanley Investment Management (1993-2010)

Other Public Company Board Membership During Past 5 Years:

• Annaly Capital Management, Inc., Board Member (May 2014-present)

No. of Portfolios for which Board Member Serves: 84
———————
Peggy C. Davis (72)
Board Member (1990)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 52

———————

Diane Dunst (75)
Board Member (2007)

Principal Occupation During Past 5 Years:

• President of Huntting House Antiques (1999-present)

No. of Portfolios for which Board Member Serves: 14

36

Nathan Leventhal (72)
Board Member (1989)

Principal Occupation During Past 5 Years:

  President Emeritus of Lincoln Center for the Performing Arts (2001-present)

  Chairman of the Avery-Fisher Artist Program (1997-2014)

  Commissioner, NYC Planning Commission (2007-2011)

Other Public Company Board Membership During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 52

———————

Robin A. Melvin (51)
Board Member (2012)

Principal Occupation During Past 5 Years:

  Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; served as a board member since 2013)

  Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 116

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Ernest Kafka, Emeritus Board Member
Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

The Fund 37

OFFICERS OF THE FUND (Unaudited)

38

The Fund 39

OFFICERS OF THE FUND (Unaudited) (continued)

40

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2015 MBSC Securities Corporation

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus State

Municipal Bond Funds,

Dreyfus Pennsylvania Fund

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
21	Financial Highlights
24	Notes to Financial Statements
33	Report of Independent Registered Public Accounting Firm
34	Important Tax Information
35	Board Members Information
37	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Pennsylvania Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Pennsylvania Fund, a series of Dreyfus State Municipal Bond Funds covering the 12-month period from May 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds gained a degree of value over the reporting period despite a sustained domestic economic recovery. Developments in overseas markets — including plummeting oil prices and ongoing economic concerns in Europe, Japan, and China —sparked a flight to quality among global investors, who turned away from foreign sovereign bonds in favor of U.S. assets. In addition, aggressively accommodative monetary policies in Europe and Japan made yields of U.S. fixed-income securities relatively attractive. Consequently, intensifying demand put downward pressure on U.S. bond yields, including municipal bonds, over much of the reporting period. This trend reversed in early 2015 when investors began to anticipate higher short-term interest rates in the United States, but long-term bond yields soon moderated amid reports of weaker-than-expected U.S. GDP growth for the first quarter of the year.

We remain optimistic regarding the long-term outlook for the U.S. economy generally and municipal bonds in particular. Labor markets have continued to strengthen, oil prices are stabilizing, and foreign currency exchange rates have become less volatile. Meanwhile, credit conditions have continued to improve for most states and municipalities, and demand remains strong from investors seeking tax-advantaged investment income. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2014 through April 30, 2015, as provided by Daniel Rabasco and Thomas Casey, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended April 30, 2015, Class A shares of Dreyfus Pennsylvania Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of 5.26%, Class C shares returned 4.41%, and Class Z shares returned 5.43%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Pennsylvania, achieved a total return of 4.80% for the same period.2

Municipal bonds generally rallied over the reporting period as long-term interest rates continued to fall.The fund’s Class A and Class Z shares produced higher returns than the benchmark due to favorable results from our interest-rate and security selection strategies.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Pennsylvania state income tax, without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and Pennsylvania state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus.The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among various sectors, such as pre-refunded, general obligation, and revenue sectors, based on their apparent relative values.The fund generally will invest simultaneously in several of these sectors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Falling Long-Term Rates Supported Bond Prices

A sustained-but-uneven U.S. economic recovery persisted throughout the reporting period, yet long-term interest rates generally fell, defying expectations that an expanding domestic economy would drive bond yields higher. Global investors seeking more competitive yields from sovereign bonds than were available in Europe and Japan flocked to higher yielding investments in the United States, and the resulting supply-and-demand imbalance put downward pressure on yields of U.S. fixed-income securities. However, this trend began to reverse late in the reporting period, when longer term interest rates drifted higher amid stronger-than-expected employment data and expectations of higher short-term interest rates later this year.

Municipal bonds continued to benefit from favorable supply-and-demand dynamics during the reporting period due to robust demand from individual investors seeking competitive levels of tax-exempt income. On a national level, more robust issuance volumes over the opening months of 2015 were readily absorbed by steady demand from these investors.

The sustained U.S. economic rebound resulted in better underlying credit conditions for most municipal bond issuers. Although Pennsylvania has participated in the national recovery, the state has encountered structural budget imbalances stemming from lower-than-expected tax revenues in relation to expenses and heavy pension liabilities.

Interest Rate and Selection Strategies Boosted Returns

Compared to its benchmark, the fund’s modestly long average duration more fully captured the benefits of falling long-term interest rates and narrowing yield differences along the market’s maturity spectrum over the reporting period. Our security selection strategy also proved effective, including overweighted exposure to BBB-rated revenue-backed bonds and an underweighted position in lower yielding general obligation and escrowed bonds.The fund achieved especially strong results from hospital and special tax revenue bonds.

On the other hand, laggards for the reporting period included higher quality revenue bonds from education institutions and providers of essential municipal services, such as water and sewer facilities.

4

A Bias toward Higher Yielding Securities

We remain optimistic regarding the prospects for municipal bonds. The U.S. and Pennsylvania economic recoveries have gained traction, and national credit conditions generally have continued to improve. Although the recent supply of newly issued municipal bonds has increased significantly on a national level, the supply of new Pennsylvania bonds has remained relatively sparse, and we expect investor demand to remain robust. Finally, we anticipate that the Federal Reserve Board will begin to raise short-term interest rates sometime during the second half of 2015. While we expect market volatility to increase, we note that inflation has remained subdued and tax-exempt bonds historically have tended to be less sensitive than U.S. Treasury securities to rising interest rates. As of the reporting period’s end, the fund’s interest-rate positioning was just slightly longer than that of the benchmark index as we continued to take advantage of the income offered by longer maturities on the steep municipal yield curve.We also have continued the focus on revenue bonds that exhibit both strong income characteristics and the potential for price appreciation.

May 15, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1

Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Pennsylvania residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

2

SOURCE: LIPPER INC.—Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

Comparison of change in value of $10,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund Class A shares and Class C shares and the Barclays Municipal Bond Index

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A and Class C shares of Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund on 4/30/05 to a $10,000 investment made in the Barclays Municipal Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund invests primarily in Pennsylvania municipal securities and its performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses for Class A and Class C shares. Performance for Class Z shares will vary from the performance of Class A and Class C shares shown above due to differences in charges and expenses.The Index is not limited to investments principally in Pennsylvania municipal obligations.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 4/30/15

	Inception					From
	Date	1	Year	5 Years	10 Years	Inception
Class A shares
with maximum sales charge (4.5%)	7/30/87	0.55%		3.30%	3.54%	—
without sales charge	7/30/87	5.26%		4.26%	4.02%	—
Class C shares
with applicable redemption charge †	8/15/95	3.41%		3.46%	3.24%	—
without redemption	8/15/95	4.41%		3.46%	3.24%	—
Class Z shares	11/29/07	5.43%		4.47%	—	4.45%
Barclays Municipal Bond Index	11/30/07	4.80%		4.75%	4.63%	4.91	%††

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
The Index date is based on the life of Class Z shares. For comparative purposes, the value of the Index as of
11/30/07 is used as the beginning value on 11/29/07 (the inception date for Class Z shares).

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.74	$8.57	$3.65
Ending value (after expenses)	$1,014.20	$1,010.40	$1,015.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.76	$8.60	$3.66
Ending value (after expenses)	$1,020.08	$1,016.27	$1,021.17

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.72% for Class C and .73% for
Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
April 30, 2015

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.0%	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania—95.3%
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/25	1,000,000		1,139,470
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/26	1,000,000		1,139,470
Allegheny County,
GO	5.00	12/1/31	1,040,000		1,188,845
Allegheny County,
GO	5.00	12/1/34	1,000,000		1,135,180
Allegheny County,
GO	5.00	12/1/34	3,000,000		3,346,110
Allegheny County Higher Education
Building Authority, Revenue
(Carnegie Mellon University)	5.00	3/1/24	3,150,000		3,738,388
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/22	1,305,000		1,528,781
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/28	1,575,000		1,776,616
Bethlehem Authority,
Guaranteed Water Revenue
(Insured; Build America Mutual
Assurance Company)	5.00	11/15/31	2,000,000		2,246,620
Boyertown Area School District,
GO	5.00	10/1/37	2,050,000		2,307,808
Charleroi Area School Authority,
School Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	10/1/20	2,000,000	[a]	1,757,900
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/37	2,000,000		2,141,840
Dauphin County General Authority,
Health System Revenue
(Pinnacle Health
System Project)	5.00	6/1/42	3,030,000		3,251,008
Delaware River Joint Toll Bridge
Commission, Bridge
System Revenue	5.00	7/1/30	500,000		578,520

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Delaware River Joint Toll Bridge
Commission, Bridge
System Revenue	5.00	7/1/31	500,000		576,170
Delaware River Port
Authority, Revenue	5.00	1/1/30	1,500,000		1,690,335
Delaware River Port
Authority, Revenue	5.00	1/1/37	3,000,000		3,381,660
Donegal School District,
GO (Limited Tax Obligations)	5.00	6/1/23	2,080,000		2,304,099
Geisinger Authority,
Health System Revenue
(Geisinger Health System)	5.00	6/1/41	2,500,000		2,797,900
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/16	1,000,000	[a]	931,340
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	5/1/18	2,750,000	[a]	2,368,905
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/18	2,750,000	[a]	2,311,182
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/19	2,750,000	[a]	2,190,128
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	5/1/20	2,750,000	[a]	2,130,260
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/20	2,500,000	[a]	1,886,775
Lancaster County Hospital
Authority, Health Center
Revenue (Masonic
Villages Project)	5.00	11/1/35	1,000,000		1,114,500

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
McKeesport Area School District,
GO (Insured; AMBAC) (Escrowed
to Maturity)	0.00	10/1/21	2,915,000	[a]	2,615,659
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital
Obligated Group)	5.00	6/1/31	1,000,000		1,104,940
Montgomery County Industrial
Development Authority, Health
System Revenue (Jefferson
Health System)	5.00	10/1/41	4,000,000		4,345,280
Montgomery County Industrial
Development Authority, Revenue
(Whitemarsh Continuing Care
Retirement Community Project)	5.00	1/1/30	1,250,000		1,267,150
Pennsylvania,
GO	5.00	10/15/26	3,000,000		3,536,160
Pennsylvania,
GO	5.00	10/15/29	4,000,000		4,603,360
Pennsylvania,
GO	5.00	3/15/33	1,500,000		1,717,440
Pennsylvania Economic Development
Financing Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000		1,101,840
Pennsylvania Higher Educational
Facilities Authority, Health
System Revenue (University of
Pennsylvania)	5.00	8/15/40	1,500,000		1,690,200
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Carnegie Mellon University)	5.00	8/1/21	3,000,000		3,404,460
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Temple University)	5.00	4/1/24	1,100,000		1,285,900
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.00	9/1/31	1,300,000		1,482,975

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)	5.00	9/1/30	1,170,000		1,340,083
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)	5.00	3/1/40	1,000,000		1,072,600
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	5.25	8/15/25	1,000,000		1,174,650
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System) (Prerefunded)	6.00	8/15/18	2,500,000	[b]	2,904,425
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of the Sciences in
Philadelphia)	5.00	11/1/31	1,000,000		1,132,760
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	2,285,000		2,346,969
Pennsylvania Housing Finance
Agency, SFMR	4.60	10/1/27	5,000,000		5,067,050
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/37	1,405,000		1,415,214
Pennsylvania Industrial
Development Authority, EDR
(Prerefunded)	5.50	7/1/18	100,000	[b]	113,919
Pennsylvania Industrial
Development Authority, EDR
(Prerefunded)	5.50	7/1/18	900,000	[b]	1,025,271
Pennsylvania State University,
Revenue	5.00	3/1/35	2,000,000		2,278,220
Pennsylvania Turnpike
Commission, Motor License
Fund-Enhanced
Turnpike Subordinate
Special Revenue	5.00	12/1/37	5,325,000		5,850,205

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/43	2,500,000	2,801,550
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	6/1/39	1,030,000	1,138,552
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty Corp.)	6.00	6/1/28	3,000,000	3,398,850
Philadelphia,
Airport Revenue	5.25	6/15/25	2,500,000	2,796,450
Philadelphia,
Gas Works Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.25	8/1/22	2,000,000	2,007,720
Philadelphia,
Water and Wastewater Revenue	5.00	1/1/23	2,180,000	2,603,465
Philadelphia,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Escrowed to Maturity)	5.60	8/1/18	800,000	900,640
Philadelphia Authority for
Industrial Development, HR
(The Children’s Hospital of
Philadelphia Project)	5.00	7/1/42	3,000,000	3,392,940
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter
School Project)	5.50	9/15/37	1,700,000	1,735,870
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers Charter
School Project)	5.15	5/1/27	1,230,000	1,242,940
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers Charter
School Project)	5.25	5/1/37	1,715,000	1,725,993
Philadelphia Hospitals
and Higher Education
Facilities Authority, HR
(The Children’s Hospital of
Philadelphia Project)	5.00	7/1/25	1,800,000	2,060,730

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Philadelphia Housing Authority,
Capital Fund Program Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/21	1,685,000		1,705,945
Philadelphia School District,
GO	5.25	9/1/23	1,000,000		1,131,730
Philadelphia School District,
GO	6.00	9/1/38	970,000		1,099,737
Philadelphia School District,
GO (Prerefunded)	6.00	9/1/18	25,000	[b]	29,071
Philadelphia School District,
GO (Prerefunded)	6.00	9/1/18	5,000	[b]	5,814
Pittsburgh,
GO (Insured; Build America
Mutual Assurance Company)	5.00	9/1/30	1,585,000		1,833,005
Pittsburgh Urban
Redevelopment Authority,
MFHR (West Park Court Project)
(Collateralized; GNMA)	4.90	11/20/47	1,225,000		1,260,047
Pocono Mountains Industrial Park
Authority, HR (Saint Luke’s
Hospital—Monroe Project)	5.00	8/15/40	1,795,000		1,978,144
Reading Area Water Authority,
Water Revenue	5.00	12/1/31	2,000,000		2,217,220
State Public School Building
Authority, College Revenue
(Montgomery County
Community College)	5.00	5/1/38	1,115,000		1,244,039
State Public School Building
Authority, Community College
Revenue (Community College of
Philadelphia Project)	6.00	6/15/28	3,000,000		3,443,460
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/22	710,000		724,278
West Shore Area Authority,
HR (Holy Spirit Hospital of
the Sisters of Christian
Charity Project)	6.00	1/1/26	2,000,000		2,382,960
West View Borough Municipal
Authority, Water Revenue	5.00	11/15/39	2,000,000		2,257,120

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Westmoreland County Industrial
Development Authority, Health
System Revenue (Excela
Health Project)	5.00	7/1/25	2,390,000	2,648,646
York County,
GO	5.00	6/1/31	1,500,000	1,737,450
U.S. Related—2.7%
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	1,000,000	1,084,160
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,000,000	1,092,760
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000	1,049,410
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan Note)	5.00	10/1/25	1,000,000	1,125,950

Total Investments (cost $151,813,119)			98.0%	160,693,186
Cash and Receivables (Net)			2.0%	3,339,976
Net Assets			100.0%	164,033,162

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Education	21.2	City	4.4
Health Care	18.9	County	3.4
Transportation Services	14.5	Prerefunded	2.2
Special Tax	8.6	Utility-Electric	1.2
Utility-Water and Sewer	7.7	Industrial	.6
Housing	7.2	Other	1.5
State/Territory	6.6		98.0

† Based on net assets.

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS Puttable Floating Option
Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		151,813,119	160,693,186
Cash			3,414,569
Interest receivable			1,872,419
Receivable for shares of Beneficial Interest subscribed			51,960
Prepaid expenses			20,670
			166,052,804
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			121,480
Payable for investment securities purchased			1,704,585
Payable for shares of Beneficial Interest redeemed			128,648
Accrued expenses			64,929
			2,019,642
Net Assets ($)			164,033,162
Composition of Net Assets ($):
Paid-in capital			157,200,649
Accumulated net realized gain (loss) on investments			(2,047,554)
Accumulated net unrealized appreciation
(depreciation) on investments			8,880,067
Net Assets ($)			164,033,162

Net Asset Value Per Share
	Class A	Class C	Class Z
Net Assets ($)	108,257,828	4,659,573	51,115,761
Shares Outstanding	6,626,928	285,103	3,129,508
Net Asset Value Per Share ($)	16.34	16.34	16.33

See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS

Year Ended April 30, 2015

Investment Income ($):
Interest Income	6,756,904
Expenses:
Management fee—Note 3(a)	913,475
Shareholder servicing costs—Note 3(c)	392,710
Professional fees	63,352
Distribution fees—Note 3(b)	33,969
Registration fees	28,047
Custodian fees—Note 3(c)	17,425
Prospectus and shareholders’ reports	14,530
Trustees’ fees and expenses—Note 3(d)	7,201
Loan commitment fees—Note 2	1,607
Miscellaneous	32,022
Total Expenses	1,504,338
Less—reduction in fees due to earnings credits—Note 3(c)	(74)
Net Expenses	1,504,264
Investment Income—Net	5,252,640
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	916,467
Net unrealized appreciation (depreciation) on investments	2,424,086
Net Realized and Unrealized Gain (Loss) on Investments	3,340,553
Net Increase in Net Assets Resulting from Operations	8,593,193

See notes to financial statements.

18

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2015	2014
Operations ($):
Investment income—net	5,252,640	6,206,195
Net realized gain (loss) on investments	916,467	(3,151,362)
Net unrealized appreciation
(depreciation) on investments	2,424,086	(7,027,061)
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,593,193	(3,972,228)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(3,392,363)	(4,059,451)
Class C	(106,072)	(123,972)
Class Z	(1,722,063)	(1,991,876)
Net realized gain on investments:
Class A	—	(162,565)
Class C	—	(6,211)
Class Z	—	(77,128)
Total Dividends	(5,220,498)	(6,421,203)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	3,260,095	3,369,039
Class C	576,365	733,013
Class Z	1,842,830	3,558,619
Dividends reinvested:
Class A	2,831,858	3,535,186
Class C	88,839	109,710
Class Z	1,446,406	1,760,236
Cost of shares redeemed:
Class A	(9,936,537)	(23,747,822)
Class C	(508,831)	(1,540,768)
Class Z	(6,370,738)	(8,051,935)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(6,769,713)	(20,274,722)
Total Increase (Decrease) in Net Assets	(3,397,018)	(30,668,153)
Net Assets ($):
Beginning of Period	167,430,180	198,098,333
End of Period	164,033,162	167,430,180

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS (continued)

		Year Ended April 30,
	2015	2014
Capital Share Transactions:
Class Aa
Shares sold	199,275	210,344
Shares issued for dividends reinvested	173,364	222,511
Shares redeemed	(608,583)	(1,491,637)
Net Increase (Decrease) in Shares Outstanding	(235,944)	(1,058,782)
Class Ca
Shares sold	35,242	45,228
Shares issued for dividends reinvested	5,435	6,902
Shares redeemed	(31,154)	(95,846)
Net Increase (Decrease) in Shares Outstanding	9,523	(43,716)
Class Z
Shares sold	113,059	224,668
Shares issued for dividends reinvested	88,563	110,846
Shares redeemed	(391,130)	(510,796)
Net Increase (Decrease) in Shares Outstanding	(189,508)	(175,282)

a During the period ended April 30, 2014, 9,447 Class C shares representing $159,153 were exchanged for 9,457
Class A shares.

See notes to financial statements.

20

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,
Class A Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	16.01	16.88	16.60	15.51	15.96
Investment Operations:
Investment income—net[a]	.51	.56	.57	.63	.65
Net realized and unrealized
gain (loss) on investments	.32	(.85)	.34	1.11	(.46)
Total from Investment Operations	.83	(.29)	.91	1.74	.19
Distributions:
Dividends from investment income—net	(.50)	(.56)	(.57)	(.63)	(.64)
Dividends from net realized
gain on investments	—	(.02)	(.06)	(.02)	—
Total Distributions	(.50)	(.58)	(.63)	(.65)	(.64)
Net asset value, end of period	16.34	16.01	16.88	16.60	15.51
Total Return (%)[b]	5.26	(1.64)	5.53	11.40	1.21
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.96	.93	.94	.95	.96
Ratio of net expenses
to average net assets	.96	.93	.94	.95	.96
Ratio of net investment income
to average net assets	3.11	3.51	3.40	3.91	4.09
Portfolio Turnover Rate	29.84	9.57	15.27	10.69	18.40
Net Assets, end of period ($ x 1,000)	108,258	109,883	133,727	129,697	124,286

a Based on average shares outstanding.
b Exclusive of sales charge.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class C Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	16.02	16.89	16.61	15.52	15.97
Investment Operations:
Investment income—net[a]	.39	.43	.44	.51	.53
Net realized and unrealized
gain (loss) on investments	.31	(.85)	.34	1.11	(.45)
Total from Investment Operations	.70	(.42)	.78	1.62	.08
Distributions:
Dividends from investment income—net	(.38)	(.43)	(.44)	(.51)	(.53)
Dividends from net realized
gain on investments	—	(.02)	(.06)	(.02)	—
Total Distributions	(.38)	(.45)	(.50)	(.53)	(.53)
Net asset value, end of period	16.34	16.02	16.89	16.61	15.52
Total Return (%)[b]	4.41	(2.40)	4.73	10.56	.46
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.71	1.71	1.70	1.71	1.70
Ratio of net expenses
to average net assets	1.71	1.71	1.70	1.71	1.70
Ratio of net investment income
to average net assets	2.36	2.73	2.64	3.16	3.34
Portfolio Turnover Rate	29.84	9.57	15.27	10.69	18.40
Net Assets, end of period ($ x 1,000)	4,660	4,414	5,393	5,580	5,127

a Based on average shares outstanding.
b Exclusive of sales charge.

See notes to financial statements.

22

		Year Ended April 30,
Class Z Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	16.01	16.88	16.60	15.51	15.96
Investment Operations:
Investment income—net[a]	.54	.59	.61	.67	.68
Net realized and unrealized
gain (loss) on investments	.32	(.85)	.34	1.10	(.45)
Total from Investment Operations	.86	(.26)	.95	1.77	.23
Distributions:
Dividends from investment income—net	(.54)	(.59)	(.61)	(.66)	(.68)
Dividends from net realized
gain on investments	—	(.02)	(.06)	(.02)	—
Total Distributions	(.54)	(.61)	(.67)	(.68)	(.68)
Net asset value, end of period	16.33	16.01	16.88	16.60	15.51
Total Return (%)	5.43	(1.43)	5.75	11.64	1.41
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73	.72	.73	.74	.75
Ratio of net expenses
to average net assets	.73	.72	.73	.74	.75
Ratio of net investment income
to average net assets	3.34	3.71	3.61	4.13	4.29
Portfolio Turnover Rate	29.84	9.57	15.27	10.69	18.40
Net Assets, end of period ($ x 1,000)	51,116	53,133	58,978	57,818	54,006
a Based on average shares outstanding.
See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company currently offering three series including the Dreyfus Pennsylvania Fund (the “fund”). The fund’s investment objective is to maximize current income exempt from federal income tax and from Pennsylvania state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

24

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

26

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	160,693,186	—	160,693,186
† See Statement of Investments for additional detailed categorizations.

At April 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

28

Each tax year in the four-year period ended April 30, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2015, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $254,289, accumulated capital losses $2,231,940 and unrealized appreciation $9,064,453.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2015. The fund has $148,637 of short-term capital losses and $2,083,303 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2015 and April 30, 2014 were as follows: tax-exempt income $5,220,498 and $6,176,737, ordinary income $0 and $2,311, and long-term capital gains $0 and $242,155, respectively.

During the period ended April 30, 2015, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $32,142 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2015, the Distributor retained $2,627 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2015, Class C shares were charged $33,969 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2015, Class A and Class C shares

30

were charged $274,172 and $11,323, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended April 30, 2015, Class Z shares were charged $21,572 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2015, the fund was charged $39,896 for transfer agency services and $1,680 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $74.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2015, the fund was charged $17,425 pursuant to the custody agreement.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensates The Bank of NewYork Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended April 30, 2015, the fund was charged $1,255 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended April 30, 2015, the fund was charged $10,103 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $74,757, Distribution Plan fees $2,849, Shareholder Services Plan fees $27,394, custodian fees $5,382, Chief Compliance Officer fees $3,682 and transfer agent fees $7,416.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2015, amounted to $48,840,245 and $55,383,128, respectively.

At April 30, 2015, the cost of investments for federal income tax purposes was $151,628,733; accordingly, accumulated net unrealized appreciation on investments was $9,064,453, consisting of $9,348,840 gross unrealized appreciation and $284,387 gross unrealized depreciation.

32

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund (one of the series comprising Dreyfus State Municipal Bond Funds) as of April 30, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund at April 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 26, 2015

The Fund 33

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended April 30, 2015 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are Pennsylvania residents, Pennsylvania personal income taxes). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2015 calendar year on Form 1099-DIV which will be mailed in early 2016.

34

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

  CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)

No. of Portfolios for which Board Member Serves: 148

———————

Francine J. Bovich (63)
Board Member (2012)

Principal Occupation During Past 5 Years:

  Trustee,The Bradley Trusts, private trust funds (2011-present)

  Managing Director, Morgan Stanley Investment Management (1993-2010)

Other Public Company Board Membership During Past 5 Years:

• Annaly Capital Management, Inc., Board Member (May 2014-present)

No. of Portfolios for which Board Member Serves: 84

———————

Peggy C. Davis (72)
Board Member (1990)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 52

———————

Diane Dunst (75)
Board Member (2007)

Principal Occupation During Past 5 Years:

• President of Huntting House Antiques (1999-present)

No. of Portfolios for which Board Member Serves: 14

The Fund 35

BOARD MEMBERS INFORMATION (Unaudited) (continued) INDEPENDENT BOARD MEMBERS

Nathan Leventhal (72)
Board Member (1989)

Principal Occupation During Past 5 Years:

  President Emeritus of Lincoln Center for the Performing Arts (2001-present)

  Chairman of the Avery-Fisher Artist Program (1997-2014)

  Commissioner, NYC Planning Commission (2007-2011)

Other Public Company Board Membership During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 52

———————

Robin A. Melvin (51)
Board Member (2012)

Principal Occupation During Past 5 Years:

  Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; served as a board mem- ber since 2013)

  Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga- nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 116

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Ernest Kafka, Emeritus Board Member
Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

36

OFFICERS OF THE FUND (Unaudited)

The Fund 37

OFFICERS OF THE FUND (Unaudited) (continued)

38

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2015 MBSC Securities Corporation

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $98,377 in 2014 and $100,837 in 2015.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $18,360 in 2014 and $0 in 2015. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2014 and $0 in 2015.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $11,038 in 2014 and $11,342 in 2015. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2014 and $0 in 2015.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $1,128 in 2014 and $1,244 in 2015. These services included a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2014 and $0 in 2015.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $43,744,573 in 2014 and $23,166,205 in 2015.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 17, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    June 17, 2015

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

Exhibit (a)(1)

[INSERT CODE OF ETHICS]